Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Genesis PMV Fund
Class Name	Investor Class
Trading Symbol	RPMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$63	1.20%
[1]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%
Net Assets	$ 572,141,224
Holdings Count | $ / shares	37
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$572,141,224
Number of Holdings	37
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*

Industry	(%)**
Financials	27.3%
Information Technology	23.3%
Industrials	22.9%
Consumer Discretionary	9.9%
Health Care	6.5%
Real Estate	4.2%
Communication Services	1.5%
Materials	1.0%
Cash & Other	3.4%

Top 10 Issuers	(%)**
Silicon Motion Technology	4.7%
InterDigital, Inc.	4.7%
Axcelis Technologies, Inc.	4.6%
First Citizens BancShares	4.5%
FormFactor	4.2%
YETI Holdings, Inc.	4.0%
Skyward Specialty Insurance Group, Inc.	3.7%
Assured Guaranty	3.6%
Modine Manufacturing	3.3%
First American Financial Corp.	3.2%
[2],[3]
Updated Prospectus Web Address	https://reinhartfunds.com
Advisor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Genesis PMV Fund
Class Name	Advisor Class
Trading Symbol	RPMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$50	0.95%
[4]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 572,141,224
Holdings Count | $ / shares	37
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$572,141,224
Number of Holdings	37
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*

Industry	(%)**
Financials	27.3%
Information Technology	23.3%
Industrials	22.9%
Consumer Discretionary	9.9%
Health Care	6.5%
Real Estate	4.2%
Communication Services	1.5%
Materials	1.0%
Cash & Other	3.4%

Top 10 Issuers	(%)**
Silicon Motion Technology	4.7%
InterDigital, Inc.	4.7%
Axcelis Technologies, Inc.	4.6%
First Citizens BancShares	4.5%
FormFactor	4.2%
YETI Holdings, Inc.	4.0%
Skyward Specialty Insurance Group, Inc.	3.7%
Assured Guaranty	3.6%
Modine Manufacturing	3.3%
First American Financial Corp.	3.2%
[5],[6]
Updated Prospectus Web Address	https://reinhartfunds.com
Advisor Class
Shareholder Report [Line Items]
Fund Name	Reinhart International PMV Fund
Class Name	Advisor Class
Trading Symbol	RPMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reinhart International PMV Fund for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$48	0.95%
[7]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 2,284,752
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$2,284,752
Number of Holdings	44
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*

Industry	(%)**
Financials	19.3%
Consumer Discretionary	19.0%
Industrials	17.3%
Information Technology	15.9%
Health Care	8.2%
Consumer Staples	7.1%
Communication Services	5.9%
Real Estate	4.2%
Materials	1.9%
Cash & Other	1.2%

Top 10 Issuers	(%)**
Silicon Motion Technology	5.2%
Taiwan Semiconductor Manufacturing	3.8%
Bank of Ireland Group plc	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.6%
Mercari	3.3%
ICON PLC	3.2%
Horiba Ltd.	3.2%
JD Logistics	3.1%
Jeronimo Martins SGPS SA	3.0%
International Container Terminal Services, Inc.	2.8%

Top Ten Countries	(%)**
France	15.0%
United Kingdom	12.0%
Japan	10.2%
Taiwan	9.0%
Canada	7.6%
Ireland	6.9%
United States	6.7%
China	5.6%
Mexico	4.9%
Cash & Other	22.1%
[8],[9]
Updated Prospectus Web Address	https://reinhartfunds.com
Investor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Midcap PMV Fund
Class Name	Investor Class
Trading Symbol	RPMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$65	1.30%
[10]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Net Assets	$ 96,363,456
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$96,363,456
Number of Holdings	43
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*

Industry	(%)**
Industrials	26.0%
Financials	25.8%
Health Care	9.0%
Consumer Staples	7.5%
Information Technology	7.1%
Real Estate	6.8%
Consumer Discretionary	5.6%
Utilities	2.9%
Communication Services	2.4%
Cash & Other	6.9%

Top 10 Issuers	(%)**
TransUnion	3.8%
Paycom Software, Inc.	3.7%
SS&C Technologies Holdings	3.3%
Affiliated Managers Group	3.1%
Coca-Cola Consolidated, Inc.	3.1%
Rexford Industrial Realty - REIT	3.0%
Keysight Technologies, Inc.	3.0%
LPL Financial Holdings	3.0%
Xcel Energy, Inc.	2.9%
White Mountains Insurance Group	2.8%
[11],[12]
Updated Prospectus Web Address	https://reinhartfunds.com
Advisor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Midcap PMV Fund
Class Name	Advisor Class
Trading Symbol	RPMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$53	1.05%
[13]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 96,363,456
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$96,363,456
Number of Holdings	43
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*

Industry	(%)**
Industrials	26.0%
Financials	25.8%
Health Care	9.0%
Consumer Staples	7.5%
Information Technology	7.1%
Real Estate	6.8%
Consumer Discretionary	5.6%
Utilities	2.9%
Communication Services	2.4%
Cash & Other	6.9%

Top 10 Issuers	(%)**
TransUnion	3.8%
Paycom Software, Inc.	3.7%
SS&C Technologies Holdings	3.3%
Affiliated Managers Group	3.1%
Coca-Cola Consolidated, Inc.	3.1%
Rexford Industrial Realty - REIT	3.0%
Keysight Technologies, Inc.	3.0%
LPL Financial Holdings	3.0%
Xcel Energy, Inc.	2.9%
White Mountains Insurance Group	2.8%
[14],[15]
Updated Prospectus Web Address	https://reinhartfunds.com
Institutional Class
Shareholder Report [Line Items]
Fund Name	Reinhart Midcap PMV Fund
Class Name	Institutional Class
Trading Symbol	RPMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$45	0.90%
[16]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 96,363,456
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$96,363,456
Number of Holdings	43
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*

Industry	(%)**
Industrials	26.0%
Financials	25.8%
Health Care	9.0%
Consumer Staples	7.5%
Information Technology	7.1%
Real Estate	6.8%
Consumer Discretionary	5.6%
Utilities	2.9%
Communication Services	2.4%
Cash & Other	6.9%

Top 10 Issuers	(%)**
TransUnion	3.8%
Paycom Software, Inc.	3.7%
SS&C Technologies Holdings	3.3%
Affiliated Managers Group	3.1%
Coca-Cola Consolidated, Inc.	3.1%
Rexford Industrial Realty - REIT	3.0%
Keysight Technologies, Inc.	3.0%
LPL Financial Holdings	3.0%
Xcel Energy, Inc.	2.9%
White Mountains Insurance Group	2.8%
[17],[18]
Updated Prospectus Web Address	https://reinhartfunds.com

[1]
*	Annualized

[2]
**	Percentages are stated as a % of net assets.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
*	Annualized

[5]
**	Percentages are stated as a % of net assets.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	Annualized

[8]
**	Percentages are stated as a % of net assets.

[9]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[10]
*	Annualized

[11]
**	Percentages are stated as a % of net assets.

[12]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[13]
*	Annualized

[14]
**	Percentages are stated as a % of net assets.

[15]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[16]
*	Annualized

[17]
**	Percentages are stated as a % of net assets.

[18]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.